Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Reserves	Accumulated other comprehensive income [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity	R$ 2,161,938	R$ 2,068,305	R$ 90,152	R$ (696)			R$ 2,157,761	R$ 4,177
Issue of equity	1,181,351	1,181,351					1,181,351
Share issue related cost	(32,515)	(33,335)	820				(32,515)
Increase (decrease) through share-based payment transactions, equity		134	(134)
Increase Decrease Through Profit Reserve Reversal			(22,038)		R$ 22,038
Gain On Sale Of Treasury Shares	81,909		81,909				81,909
Other comprehensive income for the year, net of income tax and social contribution	26,687			26,687			26,687
Effects of corporate reorganization in non-controlling interest without a change in control	0
Profit / (loss) for the year	30,686				17,911		17,911	12,775
Dividends recognised as distributions to owners	(39,949)				(39,949)		(39,949)
Foreign exchange differences on the translation of foreign operations	0
Purchase of treasury shares	(153,109)					R$ (153,109)	(153,109)
Sale or issue of treasury shares	35,588					35,588	35,588
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	31,629							31,629
Equity	3,324,215	3,216,455	150,709	25,991		(117,521)	3,275,634	48,581
Other comprehensive income for the year, net of income tax and social contribution	(141,312)			(141,312)			(141,312)
Profit / (loss) for the year	(40,437)				(48,939)		(48,939)	8,502
Dividends recognised as distributions to owners	(10,373)		(3,122)				(3,122)	(7,251)
Sale or issue of treasury shares	7,040		(74,119)			81,159	7,040
Increase (decrease) through appropriation of retained earnings, equity	(45,146)		(94,085)		48,939		(45,146)
Increase (decrease) through change in equity of subsidiaries, equity	33,998							33,998
Issue of equity	209,476
Other comprehensive income for the year, net of income tax and social contribution	(247,385)
Effects of corporate reorganization in non-controlling interest without a change in control	0
Profit / (loss) for the year	(55,068)
Dividends recognised as distributions to owners	(19,680)
Foreign exchange differences on the translation of foreign operations	0
Equity	3,127,985	3,216,455	(20,617)	(115,321)		(36,362)	3,044,155	83,830
Increase Decrease Through Corporate Restructuring		(3,216,442)	1,205,850	74,555		R$ 36,362	(1,899,675)	1,899,675
Equity	3,127,985	13	1,185,233	(40,766)			1,144,480	1,983,505
Other comprehensive income for the year, net of income tax and social contribution	(106,073)			(31,518)			(31,518)	(74,555)
Profit / (loss) for the year	(14,629)				(23,724)		(23,724)	9,095
Dividends recognised as distributions to owners	(9,307)							(9,307)
Increase (decrease) through appropriation of retained earnings, equity			(23,724)		23,724
Increase (decrease) through change in equity of subsidiaries, equity	5,488,170		1,566,887				1,566,887	3,921,283
Purchase And Cancellation Of Treasury Shares	(36,362)							(36,362)
Equity	8,449,784	13	2,728,396	(72,284)			2,656,125	5,793,659
Issue of equity	7,353,465
Other comprehensive income for the year, net of income tax and social contribution	(753,017)
Effects of corporate reorganization in non-controlling interest without a change in control	604,973
Net change in fair value - financial assets at FVOCI	(137,373)			(137,373)			(137,373)
Effects of corporate reorganization	(977,765)		5,283,314	(604,973)			4,678,341	(5,656,106)
Reflex reserve	(125,299)		(125,299)				(125,299)
Foreign exchange variation of subsidiary abroad	(19,595)		(19,595)				(19,595)
Profit / (loss) for the year	(14,079)				(11,090)		(11,090)	(2,989)
Dividends recognised as distributions to owners	(75,898)		(38,056)				(38,056)	(37,842)
Foreign exchange differences on the translation of foreign operations	(10,671)			10,671			10,671
Increase (decrease) through appropriation of retained earnings, equity			(11,090)		R$ 11,090
Equity	R$ 7,089,104	R$ 13	R$ 7,817,670	R$ (825,301)			R$ 6,992,382	R$ 96,722